Accounts Receivable, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions to allowance for doubtful accounts	¥ 95,683	$ 14,664	¥ 36,676	¥ 2,215
General and Administrative Expenses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions to allowance for doubtful accounts	¥ 95,683	$ 14,664	¥ 36,676	¥ 2,215